Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade And Other Current Receivables [Abstract]
Trade and Other Receivables
8.	TRADE AND OTHER RECEIVABLES

Years ended December 31,
	2018	2017
Trade receivable	$150	$1,019
VAT receivable (1)	9,982	10,614
Income tax refund receivable	3,587	-
Other receivables	12	59
	$13,731	$11,692

(1)

VAT receivable is value added tax payments made by the Company, which in Mexico and Canada are refundable. During the year ended December 31, 2018, income tax instalments applied against VAT receivable were $1,278 (year ended December 31, 2017 - $7,582) and the Company collected $13,289 (year ended December 31, 2017 - $8,246) of the VAT receivable. Subsequent to December 31, 2018, $2,050 of VAT was received by the Company.